Discontinued operations - Summary of Impact on a Fair Value Measurement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Financial Assets And Liabilities Amortized Cost Relating to Discontinued Operations [Line Items]
Fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 836	€ 3,437
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	16	39
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	(16)	€ (39)
Discontinued operations [member]
Disclosure Of Fair Value Financial Assets And Liabilities Amortized Cost Relating to Discontinued Operations [Line Items]
Fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	754
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	4
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (4)